SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets estimated useful lives [Table Text Block]
Machinery and office equipment	5-10 years
Vehicle	5 years
Building	30 years
Right-of-use assets	Lesser of useful life and remaining term of the lease

Schedule of intangible assets estimated useful lives [Table Text Block]
Patents and developed technology	9 years
Customer and supplier relationships	5-10 years
Trademarks and brands	8-10 years
Licenses	5-10 years
Non-compete agreements	3 years